Note 8 - Stock-based Compensation - Options Outstanding (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Options outstanding (in shares)	1,745,811	1,744,811
Options outstanding, weighted average remaining contractual life (Year)	7 years 156 days	7 years 244 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 6.525	$ 6.526
Options excercisable (in shares)	1,346,936	1,346,936
Options excercisable, weighted average remaining contractual life (Year)	6 years 343 days	7 years 69 days
Exercise Price Range 1 [Member]
Per share exercise price, lower limit (in dollars per share)	$ 0.875	$ 0.875
Per share exercise price, upper limit (in dollars per share)	$ 1.10	$ 1.10
Options outstanding (in shares)	26,360	26,360
Options outstanding, weighted average remaining contractual life (Year)	2 years 273 days	3 years
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.029	$ 1.029
Options excercisable (in shares)	26,360	26,360
Options excercisable, weighted average remaining contractual life (Year)	2 years 273 days	3 years
Exercise Price Range 2 [Member]
Per share exercise price, lower limit (in dollars per share)	$ 2.275	$ 2.275
Per share exercise price, upper limit (in dollars per share)	$ 2.50	$ 2.50
Options outstanding (in shares)	38,000	38,000
Options outstanding, weighted average remaining contractual life (Year)	3 years 317 days	4 years 43 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 2.464	$ 2.464
Options excercisable (in shares)	38,000	38,000
Options excercisable, weighted average remaining contractual life (Year)	3 years 317 days	4 years 43 days
Exercise Price Range 3 [Member]
Per share exercise price, lower limit (in dollars per share)	$ 2.95	$ 2.95
Per share exercise price, upper limit (in dollars per share)	$ 3.70	$ 3.70
Options outstanding (in shares)	774,100	774,100
Options outstanding, weighted average remaining contractual life (Year)	8 years 25 days	8 years 116 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 3.04	$ 3.04
Options excercisable (in shares)	411,525	411,525
Options excercisable, weighted average remaining contractual life (Year)	7 years 40 days	7 years 131 days
Exercise Price Range 4 [Member]
Per share exercise price, lower limit (in dollars per share)	$ 4.95	$ 4.50
Per share exercise price, upper limit (in dollars per share)	$ 8.10	$ 8.10
Options outstanding (in shares)	539,300	538,300
Options outstanding, weighted average remaining contractual life (Year)	7 years 266 days	7 years 354 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 6.739	$ 6.742
Options excercisable (in shares)	506,500	506,500
Options excercisable, weighted average remaining contractual life (Year)	7 years 244 days	7 years 335 days
Exercise Price Range 5 [Member]
Per share exercise price, lower limit (in dollars per share)	$ 10	$ 10
Per share exercise price, upper limit (in dollars per share)	$ 10.10	$ 10.10
Options outstanding (in shares)	54,000	54,000
Options outstanding, weighted average remaining contractual life (Year)	7 years 109 days	7 years 200 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 10.007	$ 10.007
Options excercisable (in shares)	54,000	54,000
Options excercisable, weighted average remaining contractual life (Year)	7 years 109 days	7 years 200 days
Exercise Price Range 6 [Member]
Per share exercise price, lower limit (in dollars per share)	$ 15.10	$ 15.10
Options outstanding (in shares)	314,051	314,051
Options outstanding, weighted average remaining contractual life (Year)	6 years 58 days	6 years 149 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 15.10	$ 15.10
Options excercisable (in shares)	310,551	310,551
Options excercisable, weighted average remaining contractual life (Year)	6 years 76 days	6 years 167 days